================================================================================


                           --------------------------
                                  ANNUAL REPORT
                           --------------------------
                                 March 31, 2001
                           --------------------------



                                   Value Line
                                      Asset
                                   Allocation
                                   Fund, Inc.



                                   [GRAPHIC]
                                   ---------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

Value Line Asset Allocation Fund, Inc.

                                                         To Our Value Line Asset
--------------------------------------------------------------------------------

To Our Shareholders:

Your Fund continues to rank as the number-one fund for performance since inception August 24, 1993, out of 60 funds in the "flexible" fund category, as reported by Lipper Inc.(1) Over this time, the Fund has outpaced both the S&P 500 and the Lehman Government/Credit Bond Index, with an average annual return of over 15%.

That being said, fiscal 2001 (ended March 31, 2001) marked the first losing year for the Value Line Asset Allocation Fund. Total return for the 12-month period was -17.59%. This was better than the -21.68% loss posted by the unmanaged Standard & Poor's 500 Index,(2) but worse than the 12.16% total return of the Lehman Government/Credit Bond Index(3).

The first half of the latest fiscal year was good, as the Fund's return of 2.83% compared with a loss of -3.60% for the S&P 500 and a total return of 4.37% for the Lehman Government/Credit Bond Index. During that six-month period, the Fund was 50%-60% invested in stocks, with most of the remainder in bonds. The asset allocation of the Fund is determined by Value Line's proprietary stock and bond models, which rely on a number of economic and financial variables.

This was a 12-month period that favored "value" stocks over "growth" stocks by an unusually wide margin. Your Fund's excellent track record was built primarily on growth stocks, such as those in the technology and health-care sectors, which tend to be favored by our emphasis on strong corporate earnings momentum. We made sharp cuts in the Fund's technology sector holdings during the year. This helped to limit losses in a period in which the tech-heavy NASDAQ Composite Index fell nearly 60%, but the portfolio retained enough of a growth bias to hurt performance.

As we entered the new fiscal year, our stock model remained quite positive on equities , and about 86% of the Fund's assets was in stocks. Patience may be required, but we believe this will prove to be a fruitful time to invest in stocks. Thank you for investing with us.

                                                      Sincerely,

                                                      /s/ Jean Bernhard Buttner

                                                      Jean Bernhard Buttner
                                                      Chairman and President
April 30, 2001

--------------------------------------------------------------------------------

(1) Lipper ranked the Value Line Asset Allocation Fund 1st out of 60 flexible portfolio funds based on return from the Fund's inception on 8/24/93 to 3/31/01, 9th out of 136 flexible portfolio funds based on its five-year return as of 3/31/01, and 198th out of 245 flexible portfolio funds based on its one-year return as of 3/31/01.

(2) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

(3) The Lehman Government/Credit Bond Index consists of government, investment grade and mortgage-backed bonds and is representative of the broad bond market. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.


--------------------------------------------------------------------------------
2

                                          Value Line Asset Allocation Fund, Inc.

Allocation Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The domestic economy is operating at a rather modest growth rate as the first half of the year winds down. Evidence of this restrained level of business activity can be found in recent figures on manufacturing, factory usage, and employment. Overall, we estimate that the economy will grow by just 1%-2% through midyear. Thereafter, we would expect the pace of business activity to quicken somewhat as the benefits of recent reductions in interest rates become apparent. Overall, however, in light of current conditions and the near-term outlook for certain sectors, we doubt whether GDP growth will exceed 2%-3% during the second half of the year.

Inflationary  pressures,  meanwhile,  continue  to be held in check for the most part, with sustained moderate increases in productivity and ongoing technological innovations being at least partially responsible for this comparative pricing stability. Nevertheless, some short-term pricing pressures could still evolve over the next few quarters, particularly if oil prices resume their upward climb in response to reduced energy production worldwide. The prospect of several additional months of just modest economic improvement, however, should help to contain energy consumption, thereby helping to keep oil and gas prices from escalating once again.

Meanwhile, the Federal Reserve, taking note of the current subdued level of economic growth, has been reducing interest rates aggressively, with four rate reductions being enacted thus far this year. The Fed's objective in lowering interest rates at this time is to give the economy the lift needed to ensure that a second-half comeback is forged. Given the Fed's goal of ensuring that the long business uptrend is sustained, we would expect the nation's central bank to trim interest rates further in the months ahead.


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.
--------------------------------------------------------------------------------

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
             VALUE LINE ASSET ALLOCATION FUND, INC., LEHMAN BROTHERS
               GOVERNMENT/CREDIT BOND INDEX AND THE S&P 500 INDEX


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                Value Line Asset                          Lehman Brothers
 Date         Allocation Fund, Inc.  S&P 500 Index        Govt/Credit Bond
 ----         ---------------------  -------------        ----------------
8/24/93              10,000              10,000               10,000
9/30/93              10,480              10,051               10,080
12/31/93             10,596              10,284               10,051
3/31/94              10,415               9,897                9,737
6/30/94              10,275               9,939                9,615
9/30/94              10,898              10,425                9,663
12/31/94             10,961              10,423                9,669
3/31/95              11,818              11,435               10,182
6/30/95              12,757              12,523               10,843
9/30/95              14,104              13,515               11,050
12/31/95             14,919              14,326               11,565
3/31/96              15,970              15,094               11,294
6/30/96              17,383              15,770               11,347
9/30/96              18,231              16,254               11,547
12/31/96             18,888              17,607               11,901
3/31/97              18,764              18,082               11,798
6/30/97              20,635              21,239               12,231
9/30/97              22,836              22,831               12,638
12/31/97             22,852              23,487               13,010
3/31/98              25,774              26,763               13,212
6/30/98              26,470              27,647               13,558
9/30/98              23,074              24,896               14,229
12/31/98             28,748              30,198               14,248
3/31/99              28,908              31,703               14,077
6/30/99              30,917              33,937               13,922
9/30/99              31,077              31,818               13,998
12/31/99             34,463              36,552               13,941
3/31/00              36,142              37,391               14,316
6/31/00              35,571              36,397               14,524
9/30/00              37,163              36,045               14,941
12/31/00             34,628              33,224               15,593
3/31/01              29,784              29,286               16,092

                             From 8/24/93 to 3/31/01

The Standard & Poor's 500 Index is an unmanaged index that is representative of the larger capitalization stocks traded in the United States. The presentation includes reinvested dividends. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index that generally represents the U.S. Bond market, with issues having an average maturity of 9.8 years. The graphic representation includes interest reinvested.


Performance Data:*

                                                                   Average
                                                                 Annual Total
                                                                    Return
                                                                 ------------
1 year ended 3/31/01.......................................         -17.59%
5 years ended 3/31/01......................................         +13.27%
From 8/24/93 (commencement
  of operations) to 3/31/01................................         +15.44%

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


--------------------------------------------------------------------------------
4

                                          Value Line Asset Allocation Fund, Inc.

Schedule of Investments                                           March 31, 2001
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS (86.2%)

             ADVERTISING (0.8%)
   21,000    ADVO, Inc.*.................................          $    774,900
    2,000    Getty Images, Inc.*.........................                32,250
   11,400    Omnicom Group, Inc. ........................               944,832
    8,000    TMP Worldwide, Inc.*........................               300,500
                                                                   ------------
                                                                      2,052,482

             AEROSPACE/DEFENSE
               (1.8%)
   10,500    Alliant Techsystems, Inc.*..................               929,775
   33,000    BE Aerospace, Inc.*.........................               606,375
   17,000    Boeing Co...................................               947,070
   15,500    General Dynamics Corp.......................               972,470
   14,000    Newport News
                 Shipbuilding, Inc. .....................               684,600
   19,000    Precision Castparts Corp....................               627,950
                                                                   ------------
                                                                      4,768,240

             AIR TRANSPORT (0.8%)
   38,000    Atlantic Coast Airlines
                 Holdings, Inc.* ........................               798,000
   13,000    Expeditors International of
                 Washington, Inc ........................               655,688
   12,000    Frontier Airlines, Inc.*....................               146,250
   36,000    Southwest Airlines Co.......................               639,000
                                                                   ------------
                                                                      2,238,938

             APPAREL (0.1%)
    4,000    Columbia Sportswear Co.*...................                181,938

             AUTO PARTS--ORIGINAL
               EQUIPMENT (0.2%)
   19,000    Superior Industries
                 International, Inc .....................               656,830

             BANK (5.0%)
   23,000    BB & T Corp.................................               808,910
   27,000    BancWest Corp. .............................               648,000
   20,000    Bank of New York Co., Inc. .................               984,800
   50,000    Colonial BancGroup, Inc.....................               650,000
   20,000    FleetBoston Financial Corp..................               755,000
   20,000    Greater Bay Bancorp.........................               503,750
   12,000    M & T Bank Corp.............................               838,800
   18,000    Mellon Financial Corp.......................               729,360
   16,000    Mercantile Bankshares Corp..................               592,000
   30,000    National Commerce
                 Bancorporation .........................               744,375
   19,000    PNC Financial Services
                 Group, Inc .............................             1,287,250
   26,000    Provident Bankshares Corp...................               581,750
   22,000    Regions Financial Corp......................               625,625
   18,000    SouthTrust Corp.............................               823,500
   30,000    Synovus Financial Corp......................               810,000
    9,000    UCBH Holdings, Inc..........................               438,187
   19,000    Wells Fargo & Co............................               939,930
   18,000    Westamerica Bancorporation..................               679,500
                                                                   ------------
                                                                     13,440,737

             BANK--MIDWEST (1.1%)
   16,500    Fifth Third Bancorp.........................               881,719
   22,000    First Midwest Bancorp, Inc. ................               619,300
   13,000    Northern Trust Corp. .......................               812,500
   16,000    TCF Financial Corp..........................               604,640
                                                                   ------------
                                                                      2,918,159

             BEVERAGE--
               ALCOHOLIC (0.5%)
   12,000    Constellation Brands, Inc.
                 Class "A"* .............................               861,000
    7,000    Coors (Adolph) Co.
                 Class "B" ..............................               458,080
                                                                   ------------
                                                                      1,319,080


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------

             BEVERAGE--SOFT
               DRINK (0.6%)
   20,000    Pepsi Bottling Group,
                 Inc. (The) .............................          $    760,200
   22,000    PepsiCo, Inc................................               966,900
                                                                   ------------
                                                                      1,727,100

             BIOTECHNOLOGY (0.3%)
   25,000    Millennium Pharmaceuticals,
                 Inc.* ..................................               761,500

             BUILDING MATERIALS
               (0.6%)
   25,000    Insituform Technologies, Inc.
                 Class "A"* .............................               815,625
   16,000    Jacobs Engineering
                 Group, Inc.* ...........................               928,000
                                                                   ------------
                                                                      1,743,625

             CABLE TV (0.8%)
   15,000    Comcast Corp. Class "A"*....................               629,063
   27,200    EchoStar Communications
                 Corp. Class "A"* .......................               753,100
   35,000    Mediacom Communications
                 Corp. Class "A"* .......................               684,687
                                                                   ------------
                                                                      2,066,850

             CHEMICAL--
               DIVERSIFIED (0.2%)
    8,000    Aventis S.A. (ADR)..........................               614,800

             CHEMICAL--
               SPECIALTY (0.3%)
   17,000    Sigma-Aldrich Corp..........................               813,875

             COMPUTER &
             PERIPHERALS (0.7%)
   20,000    International Business
                 Machines Corp. .........................             1,923,600

             COMPUTER SOFTWARE
               & SERVICES (5.8%)
   25,000    Activision, Inc.*...........................               607,813
   56,000    Actuate Corp.*..............................               535,500
   14,000    Adobe Systems, Inc. ........................               489,580
   12,000    Advent Software, Inc.*......................               531,750
   12,000    Affiliated Computer Services
                 Inc. Class "A"*.........................               778,800
   30,000    AremisSoft Corp.*...........................               390,000
   16,000    Aspen Technology, Inc.*.....................               382,000
   19,000    Autodesk, Inc. .............................               580,687
   17,000    Bisys Group, Inc. (The)*....................               908,437
   12,000    BEA Systems Inc.*...........................               352,500
   32,000    Carreker Corp.*.............................               608,000
    7,800    Check Point Software
                 Technologies Ltd..* ....................               370,500
   19,000    Citrix Systems, Inc.*.......................               401,375
   13,000    Comverse Technology Inc.*...................               765,570
   11,000    DST Systems, Inc.*..........................               530,090
    8,000    Documentum, Inc.*...........................                88,000
   20,000    Electronic Data
                 Systems Corp............................             1,117,200
   10,000    Fair, Issac & Co., Inc......................               585,100
   15,000    First Data Corp.............................               895,650
   15,000    Fiserv, Inc.*...............................               671,016
    7,000    IONA Technologies
                 PLC (ADR)* .............................               231,000
   15,000    Manhattan Associates, Inc.*.................               233,438
   25,500    MapInfo Corp.*..............................               452,625
   22,000    Mercury Interactive Corp.*..................               921,250
   20,000    Rational Software Corp.*....................               355,000
   22,000    Siebel Systems, Inc.*.......................               598,400
   15,000    SunGard Data Systems Inc.*..................               738,450
   12,000    Symantec Corp.*.............................               501,750
                                                                   ------------
                                                                     15,621,481


--------------------------------------------------------------------------------
6

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2001
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------

             DIVERSIFIED
               COMPANIES (2.3%)
   14,000    American Standard
                 Companies, Inc.* .......................          $    826,980
   14,000    Danaher Corp................................               763,840
   18,000    Hillenbrand Industries, Inc.................               869,220
   16,000    ITT Industries, Inc.........................               620,000
    4,000    SPX Corp.*..................................               363,040
   19,000    Teleflex, Inc...............................               778,050
   20,000    Tyco International Ltd. ....................               864,600
   15,000    United Technologies Corp....................             1,099,500
                                                                   ------------
                                                                      6,185,230

             DRUG (4.9%)
   12,000    Albany Molecular
                 Research, Inc.* ........................               420,000
   20,000    Andrx Group*................................               980,000
   13,000    Aviron *....................................               540,312
   18,000    Cell Therapeutics, Inc.*....................               322,875
   10,000    Cima Labs, Inc.*............................               621,250
   33,000    Corvas International, Inc.* ................               297,000
   21,744    Elan Corp., PLC (ADR)* .....................             1,136,124
   18,000    Forest Laboratories, Inc.*..................             1,066,320
   10,000    Genzyme Corp.--General
                 Division* ..............................               903,300
   24,000    Ivax Corp.*.................................               756,000
   16,000    King Pharmaceuticals, Inc.*.................               652,000
   17,000    Merck & Co., Inc............................             1,290,300
   16,000    Pharmaceutical Product
                 Development, Inc.* .....................               674,000
   41,000    Scios Inc.*.................................               943,000
   23,981    Shire Pharmaceuticals
                 Group PLC (ADR)* .......................             1,049,169
   42,000    SICOR, Inc.*................................               585,375
    8,000    Taro Pharmaceutical
                 Industries, Ltd.* ......................               350,500
   16,000    Titan Pharmaceuticals, Inc.*................               355,200
    4,000    Watson Pharmaceuticals, Inc.* ..............               210,400
                                                                   ------------
                                                                     13,153,125

             EDUCATIONAL
               SERVICES (0.9%)
   19,500    Apollo Group Inc. Class "A"*................               639,844
   15,000    Career Education Corp.*.....................               753,750
   22,000    Education Management Corp.*.................               717,750
   14,000    Learning Tree International,
                 Inc.*  .................................               290,062
                                                                   ------------
                                                                      2,401,406

             ELECTRIC UTILITY--
               CENTRAL (0.4%)
    6,000    NiSource, Inc...............................               186,720
   31,000    UtiliCorp United Inc........................             1,003,160
                                                                   ------------
                                                                      1,189,880

             ELECTRIC UTILITY--
               EAST (1.1%)
   16,000    Duke Energy Corp............................               683,840
   20,000    Mirant Corp.*...............................               710,000
   20,000    PPL Corp....................................               879,200
    4,000    Southern Co. (The)..........................               140,360
   21,000    TECO Energy, Inc............................               629,160
                                                                   ------------
                                                                      3,042,560

             ELECTRIC UTILITY--
               WEST (1.9%)
   20,000    AES Corp. (The)*............................               999,200
   10,000    Black Hills Corp............................               457,100
   54,000    Calpine Corp.*..............................             2,973,780
   24,000    MDU Resources Group, Inc....................               857,280
                                                                   ------------
                                                                      5,287,360

             ELECTRICAL
               EQUIPMENT (3.3%)
   22,000    C&D Technologies, Inc. .....................               607,200
   20,000    Cable Design Technologies
                 Corp.* .................................               268,000
  172,000    General Electric Co.........................             7,199,920
    9,000    Johnson Controls, Inc.......................               562,140
   24,000    Power-One, Inc.*............................               347,760
                                                                   ------------
                                                                      8,985,020


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------

             ELECTRONICS (1.4%)
    6,000    Anaren Microwave, Inc.*.....................          $     75,375
   22,540    Flextronics International Ltd.* ............               338,100
   20,000    Gemstar--TV Guide
                 International, Inc.* ...................               575,000
   13,000    Harman International
                 Industries, Inc ........................               332,670
   31,500    Nu Horizons Electronics
                 Corp.* .................................               279,562
   12,000    Planar Systems, Inc.*.......................               153,000
   22,000    Plexus Corp.*...............................               563,750
    8,000    SBS Technologies, Inc.*.....................               119,000
   27,300    Symbol Technologies, Inc....................               952,770
   19,000    Titan Corp.*................................               341,430
                                                                   ------------
                                                                      3,730,657

             ENTERTAINMENT (0.6%)
   18,200    AOL Time Warner, Inc.*......................               730,730
   18,000    Emmis Communications
                 Corp. Class "A"* .......................               455,625
   14,000    Univision Communications,
                 Inc. Class "A"* ........................               534,240
                                                                   ------------
                                                                      1,720,595

             ENVIRONMENTAL (0.9%)
   16,000    Allied Waste Industries Inc.*...............               250,880
    9,000    Stericycle, Inc.*...........................               401,625
   22,000    Tetra Tech, Inc.* ..........................               445,500
   20,000    Waste Connections, Inc.* ...................               576,250
   33,000    Waste Management, Inc.......................               815,100
                                                                   ------------
                                                                      2,489,355

             FINANCIAL SERVICES--
               DIVERSIFIED (5.7%)
   12,000    Ambac Financial Group, Inc..................               761,160
   15,000    American Express Co.........................               619,500
   24,000    AmeriCredit Corp.*..........................               778,320
   12,000    Block (H. & R.), Inc........................               600,720
   43,000    Cendant Corp.*..............................               627,370
  129,000    Citigroup, Inc..............................             5,802,420
   19,000    Concord EFS, Inc.*..........................               768,312
   20,000    Countrywide Credit
                 Industries, Inc ........................               987,000
   29,000    Doral Financial Corp........................               870,000
   27,000    Federal National Mortgage
                 Associaton .............................             2,149,200
   26,000    Fidelity National
                 Financial, Inc. ........................               696,020
   10,000    MGIC Investment Corp........................               684,200
                                                                   ------------
                                                                     15,344,222

             FOOD WHOLESALERS
               (0.6%)
   26,000    Fleming Companies, Inc......................               661,700
   13,000    Performance Food Group Co.*.................               682,500
    8,000    SYSCO Corp..................................               212,080
                                                                   ------------
                                                                      1,556,280

             FOREIGN
               TELECOMMUNICATIONS
               (0.2%)
   20,000    BCE Inc. ...................................               450,200

             FURNITURE/HOME
               FURNISHINGS (0.2%)
   15,000    Ethan Allen Interiors, Inc..................               506,700

             HEALTHCARE
               INFORMATION
               SYSTEMS (0.4%)
   14,000    Cerner Corp.*...............................               479,500
   25,000    IMS Health, Inc. ...........................               622,500
                                                                   ------------
                                                                      1,102,000

             HOME APPLIANCE (0.1%)
    6,000    Toro Company (The) .........................               276,000

             HOMEBUILDING (0.9%)
   18,000    Centex Corp.................................               749,700
   18,000    Lennar Corp.................................               717,480
    6,500    NVR, Inc.*..................................             1,059,500
                                                                   ------------
                                                                      2,526,680


--------------------------------------------------------------------------------
8

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2001
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------

             HOTEL/GAMING (1.5%)
   12,000    Anchor Gaming*..............................             $ 735,000
   26,000    Argosy Gaming Company*......................               678,600
   23,000    Harrah's Entertainment, Inc.*...............               676,890
   20,000    International Game
                 Technology* ............................             1,007,000
   15,000    Marriott International, Inc.
                 Class "A" ..............................               617,700
   28,000    WMS Industries, Inc.*.......................               504,000
                                                                   ------------
                                                                      4,219,190

             HOUSEHOLD
               PRODUCTS (0.2%)
   27,000    Tupperware Corp.............................               644,220

             INDUSTRIAL SERVICES
               (1.1%)
    9,000    Celestica, Inc.*............................               248,220
   14,000    Convergys Corp.*............................               504,980
    3,500    F.Y.I., Inc.*...............................               117,031
    9,000    Professional Detailing, Inc.*...............               555,609
   30,000    Robert Half
                 International, Inc.* ...................               670,500
   19,000    Sabre Holdings Corp.
                 Class "A"* .............................               877,230
                                                                   ------------
                                                                      2,973,570

             INFORMATION
               SERVICES (0.3%)
   13,500    ChoicePoint, Inc.*..........................               456,300
    8,000    FactSet Research
                 Systems, Inc............................               241,600
                                                                   ------------
                                                                        697,900

             INSURANCE--LIFE (0.7%)
   26,000    AFLAC, Inc..................................               716,040
   11,000    MONY Group, Inc. (The)......................               365,200
   20,000    Reinsurance Group of
                 America, Inc. ..........................               770,800
                                                                   ------------
                                                                      1,852,040

             INSURANCE--PROPERTY
               & CASUALTY (2.7%)
   25,000    ACE Ltd.....................................               919,000
   12,000    Berkley (W.R.) Corp.........................               540,750
    9,000    Chubb Corp. (The)...........................               651,960
   13,000    Everest Re Group, Ltd.......................               864,760
   26,000    HCC Insurance Holdings, Inc.................               687,700
   29,000    Old Republic
                 International Corp. ....................               823,600
   16,000    PartnerRe Ltd. .............................               788,320
   10,000    RenaissanceRe Holdings Ltd..................               700,100
   14,000    St. Paul Companies, Inc.  ..................               616,700
   10,000    XL Capital Ltd. Class "A"...................               760,700
                                                                   ------------
                                                                      7,353,590

             MACHINERY (0.7%)
   15,000    Deere & Co..................................               545,100
   29,000    Flowserve Corp.*............................               650,760
   20,000    Stanley Works...............................               659,000
    3,000    Stewart & Stevenson
                 Services, Inc ..........................                65,250
                                                                   ------------
                                                                      1,920,110

             MEDICAL SERVICES
               (3.7%)
   18,000    AdvancePCS*.................................               976,781
   29,000    Coventry Health Care, Inc.*.................               480,313
   27,000    ESC Medical Systems Ltd.*...................               649,687
   14,000    First Health Group Corp.*...................               614,250
   20,000    HCA--The Healthcare
                 Company ................................               805,400
   27,000    Healthsouth Corp.*..........................               348,030
    5,000    Laboratory Corp. of America
                 Holdings* ..............................               601,250
   18,000    LifePoint Hospitals, Inc.*..................               643,500
   14,000    Lincare Holdings, Inc.*.....................               741,125
   32,000    Mid Atlantic Medical
                 Services, Inc.* ........................               649,600
    3,000    Quest Diagnostics, Inc.*....................               266,610
   20,000    Tenet Healthcare Corp.*.....................               880,000


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------

             MEDICAL SERVICES
               (3.7%)--(Continued)
   23,000    Triad Hospitals, Inc.*......................               649,750
    6,000    Trigon Healthcare, Inc.*....................               309,000
   10,000    Universal Health Services,
                 Inc. Class "B"* ........................               883,000
    5,000    Wellpoint Health
                 Networks, Inc.* ........................               476,550
                                                                   ------------
                                                                      9,974,846

             MEDICAL SUPPLIES
               (4.3%)
   15,000    Allergan, Inc...............................             1,112,250
   11,000    AmeriSource Health Corp.
                 Class "A"* .............................               539,550
    8,000    Beckman Coulter Inc.........................               312,720
   16,000    Biomet, Inc.................................               630,250
   11,970    Cardinal Health, Inc........................             1,158,098
   14,000    Cooper Companies, Inc.......................               662,900
   18,000    DENTSPLY International, Inc.................               657,000
   12,000    Diagnostic Products Corp....................               625,800
   26,000    Henry Schein, Inc.*.........................               955,500
   15,334    Medtronic, Inc. ............................               701,377
   24,000    Patterson Dental Co.*.......................               738,000
   13,000    PolyMedica Corp.*...........................               295,750
   18,000    ResMed Inc.*................................               727,200
   27,000    Respironics, Inc.*..........................               823,500
   13,000    Stryker Corp................................               679,250
   15,000    Varian Medical Systems, Inc.* ..............               912,000
                                                                   ------------
                                                                     11,531,145

             METAL FABRICATING
               (0.5%)
   32,000    Shaw Group, Inc.*...........................             1,494,720

             METALS & MININGN
               DIVERSIFIED (0.2%)
   17,000    Stillwater Mining Co.*......................               459,850

             NATURAL GAS--
               DIVERSIFIED (0.7%)
   23,000    Cross Timbers Oil Co........................               569,250
   10,000    El Paso Corporation.........................               653,000
   10,000    Enron Corp. ................................               581,000
                                                                   ------------
                                                                      1,803,250

             NEWSPAPER (0.2%)
    5,000    Scripps (E.W.)  Co.
                 Class "A" ..............................               289,850
   10,000    Tribune Co. ................................               407,400
                                                                   ------------
                                                                        697,250

             OILFIELD SERVICES/
               EQUIPMENT (0.5%)
   22,000    Hanover Compressor Co.*.....................               697,400
   18,000    National-Oilwell, Inc.*.....................               623,340
                                                                   ------------
                                                                      1,320,740

             PHARMACY (0.7%)
   19,000    CVS Corp....................................             1,111,310
    9,000    Express Scripts, Inc.
                 Class "A"* .............................               780,120
                                                                   ------------
                                                                      1,891,430

             PRECISION INSTRUMENT
               (1.4%)
   10,000    Measurement Specialities, Inc.*.............               192,100
    8,000    Newport Corp. ..............................               234,080
   16,500    Orbotech Ltd.*..............................               512,531
   13,000    PerkinElmer, Inc. ..........................               681,850
   15,000    Tektronix, Inc.*............................               409,350
   29,000    Thermo Electron Corp.*......................               651,920
   24,000    Waters Corp.*...............................             1,114,800
                                                                   ------------
                                                                      3,796,631

             PUBLISHING (0.4%)
   13,000    Reader's Digest Association,
                 Inc. Class "A" .........................               357,240
   20,000    Scholastic Corp.*...........................               721,250
                                                                   ------------
                                                                      1,078,490


--------------------------------------------------------------------------------
10

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2001
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------

             RAILROAD (0.3%)
   22,000    CSX Corp. ..................................          $    741,400

             RECREATION (1.0%)
   18,000    Harley-Davidson, Inc. ......................               683,100
   44,000    Mattel, Inc.................................               780,560
   28,000    Six Flags, Inc.*............................               541,800
   19,000    THQ, Inc.*..................................               722,000
                                                                   ------------
                                                                      2,727,460

             RESTAURANT (1.6%)
   36,000    Brinker International, Inc.*................             1,004,760
   19,500    Cheesecake Factory,
                 Inc. (The)* ............................               717,844
   30,000    Darden Restaurants, Inc.....................               712,500
   15,000    Jack In The Box, Inc.*......................               449,250
   20,000    RARE Hospitality
                 International, Inc.* ...................               497,500
   44,000    Ruby Tuesday, Inc. .........................               862,840
                                                                   ------------
                                                                      4,244,694

             RETAIL BUILDING
               SUPPLY (0.3%)
   12,000    Lowe's Companies, Inc.......................               701,400

             RETAILNSPECIAL
               LINES (4.0%)
   20,000    Abercrombie & Fitch Co.
                 Class "A"* .............................               654,000
   46,000    Bed Bath & Beyond Inc.*.....................             1,129,875
   16,000    Borders Group, Inc.*........................               269,280
   62,000    Chico's FAS, Inc.*..........................             2,034,375
   10,000    Children's Place Retail
                 Stores Inc. (The)* .....................               240,000
    7,500    Christopher & Banks Corp.*..................               225,938
   16,000    Footstar, Inc.*.............................               642,400
   24,000    Gymboree Corp. (The)*.......................               240,000
   30,000    Hot Topic Inc.*.............................               840,000
   16,000    Linens 'N' Things, Inc.*....................               440,000

   29,500    O'Reilly Automotive, Inc.*..................               588,156
   10,000    Payless ShoeSource, Inc.*...................               622,500
   25,500    Quiksilver, Inc.*...........................               677,025
   10,000    RadioShack Corp.............................               366,900
   14,000    Talbots, Inc. (The).........................               594,720
   24,000    Tiffany & Co................................               654,000
   30,000    Toy 'R' Us, Inc.*...........................               753,000
                                                                   ------------
                                                                     10,972,169

             RETAIL STORE (4.5%)
   15,000    BJ's Wholesale Club Inc.*...................               717,750
   40,000    Costco Wholesale Corp.*.....................             1,570,000
   15,000    Factory 2-U Stores, Inc.*...................               409,688
   30,000    Family Dollar Stores, Inc...................               771,000
   20,000    Kohl's Corp.*...............................             1,233,800
   19,000    May Department Stores Co....................               674,120
   23,000    Target Corp.................................               829,840
  120,000    Wal-Mart Stores, Inc........................             6,060,000
                                                                   ------------
                                                                     12,266,198

             SECURITIES
               BROKERAGE (0.5%)
   24,000    Merrill Lynch & Co., Inc....................             1,329,600

             SEMICONDUCTOR
               (1.7%)
   36,000    Atmel Corp.*................................               353,250
   15,000    Cirrus Logic, Inc.*.........................               224,062
   15,000    International Rectifier Corp.* .............               607,500
   13,000    Micron Technology, Inc.*....................               539,890
   60,000    Semtech Corp.*..............................             1,766,250
   39,500    TranSwitch Corp.*...........................               518,438
   38,000    TriQuint Semiconductor, Inc.* ..............               562,875
                                                                   ------------
                                                                      4,572,265

             SEMICONDUCTOR--
               CAPITAL
               EQUIPMENT (0.2%)
   20,000    Lam Research Corp.*.........................               475,000


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------

             SHOE (1.3%)
   31,000    Genesco Inc.*...............................          $    849,400
   28,000    Reebok International Ltd..*.................               696,080
   19,000    Skechers U.S.A. Inc.
                 Class "A"* .............................               456,000
   15,000    Timberland Co. Class "A"*...................               762,000
   30,000    Vans, Inc.*.................................               676,875
                                                                   ------------
                                                                      3,440,355

             STEEL--GENERAL (0.2%)
   18,000    Carpenter Technology Corp...................               504,900

             TELECOMMUNICATIONS   EQUIPMENT (1.1%)
    3,800    Juniper Networks, Inc.*.....................               144,248
   12,000    L-3 Communications
                 Holdings, Inc.* ........................               947,400
   11,000    New Focus, Inc.*............................               137,610
   60,000    Polycom, Inc.*..............................               742,500
   10,000    Scientific-Atlanta, Inc. ...................               415,900
   10,000    Tellabs, Inc.*..............................               406,875
    4,000    Tollgrade
                 Communications, Inc.* ..................               103,000
                                                                   ------------
                                                                      2,897,533

             TELECOMMUNICATION
               SERVICES (0.2%)
   15,000    Qwest Communications
                 International, Inc.* ...................               525,750
    2,000    Time Warner Telecom, Inc.
                 Class "A"* .............................                72,750
                                                                   ------------
                                                                        598,500

             THRIFT (3.4%)
   14,000    Astoria Financial Corp......................               748,125
   36,000    BankNorth Group, Inc........................               715,500
   25,000    Charter One Financial, Inc..................               707,500
   28,000    Dime Bancorp, Inc...........................               917,000
    7,000    Downey Financial Corp.......................               317,100
   21,000    Firstfed Financial Corp.*...................               588,000
   26,000    Golden State Bancorp, Inc...................               724,880
    5,000    Golden West Financial Corp..................               324,500
   20,000    GreenPoint Financial Corp...................               652,000
   38,000    Independence Community
                 Bank Corp ..............................               662,625
   25,500    New York Community
                 Bancorp, Inc ...........................               739,500
   26,000    Roslyn Bancorp, Inc.........................               585,000
   27,500    Washington Federal, Inc.....................               675,469
   18,000    Washington Mutual, Inc......................               985,500
                                                                   ------------
                                                                      9,342,699

             TRUCKING/
               TRANSPORTATION
               LEASING (0.4%)
   21,000    CNF, Inc.*..................................               606,690
   13,000    Roadway Express, Inc........................               286,000
    6,000    Yellow Corporation*.........................               102,750
                                                                   ------------
                                                                        995,440

             WIRELESS
             NETWORKING (0.3%)
   20,000    Metro One
                 Telecommunications, Inc.*...............               655,000
   24,000    RF Micro Devices Inc.*......................               280,500
                                                                   ------------
                                                                        935,500

             TOTAL
             COMMON STOCKS
             (Cost $217,597,502) ........................           233,250,590
                                                                   ------------


--------------------------------------------------------------------------------
12

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2001
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (2.2%)
       $5,000,000    United States
                        Treasury Bonds
                        7.250%, 8/15/22..................          $  6,004,635
                                                                   ------------

                     TOTAL U.S. TREASURY
                     OBLIGATIONS
                     (Cost $5,798,008) ..................             6,004,635
                                                                   ------------


U.S. GOVERNMENT AGENCY
  OBLIGATIONS (5.9%)
        6,500,000       Federal National Mortgage
                        Association Notes
                        5.50%, 2/15/06...................             6,572,092
        2,000,000    Private Export Funding
                        Corporation Notes
                        Series "J" 7.650%
                        5/15/06 .........................             2,212,972
        4,983,944    Federal National Mortgage
                        Association Pool
                        #535645 6.923%, 9/1/09 ..........             5,177,071
        2,000,000    Federal Home Loan
                        Mortgage Corp.
                        Debentures 5.875%,
                        3/21/11 .........................             1,973,924
                                                                   ------------
                     TOTAL U.S.
                     GOVERNMENT AGENCY OBLIGATIONS
                     (Cost $15,579,803) .................            15,936,059
                                                                   ------------
                     TOTAL INVESTMENT
                     SECURITIES (94.3%)
                     (Cost $238,975,313) ................           255,191,284
                                                                   ------------

Principal
  Amount                                                               Value
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (5.6%)
  (including accrued interest)
       $7,700,000    Collateralized by $7,625,000
                        U.S. Treasury Notes
                        6.125%, due 8/31/02,
                        with a value of
                        $7,853,698 (with
                        Morgan Stanley Dean
                        Witter & Co., 5.12%,
                        dated 3/30/01, due
                        4/2/01, delivery value
                        $7,703,285) .....................           $ 7,702,190

        7,500,000    Collateralized by $6,245,000
                        U.S. Treasury Bonds
                        11.875%, due 11/15/03,
                        with a value of
                        $7,633,225 (with
                        State Street Bank &
                        Trust Company, 5.20%,
                        dated 3/30/01, due
                        4/2/01, delivery value
                        $7,503,250) .....................             7,502,167
                                                                   ------------
                     TOTAL REPURCHASE
                     AGREEMENTS
                     (Cost $15,204,357) .................            15,204,357
                                                                   ------------
CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES (0.1%) ............................                73,168
                                                                   ------------
NET ASSETS (100%) .......................................          $270,468,809
                                                                   ============
NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER
OUTSTANDING SHARE
($270,468,809 / 16,353,754
shares outstanding) .....................................          $      16.54
                                                                   ============

* Non-income producing
(ADR) American Depositary Receipts


See Notes to Financial Statements.


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Statement of Assets and Liabilities
at March 31, 2001
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
  (Cost--$238,975,313).....................................       $ 255,191,284
Repurchase agreements
  (Cost--$15,204,357)......................................          15,204,357
Cash .....................................................               81,698
Receivable for capital shares sold .......................            2,130,694
Receivable for securities sold ...........................            1,145,493
Dividends and interest receivable ........................              305,940
                                                                   ------------
      Total Assets .......................................          274,059,466
                                                                   ------------
Liabilities:
Payable for securities purchased .........................            3,198,505
Payable for capital shares repurchased ...................              143,907
Accrued expenses:
  Advisory fee payable ...................................              153,339
  Service and distribution plan
    fees payable .........................................               58,976
  Other ..................................................               35,930
                                                                   ------------
      Total Liabilities ..................................            3,590,657
                                                                   ------------
Net Assets ...............................................         $270,468,809
                                                                   ============

Net Assets consist of:
Capital stock, at $.001 par value
  (authorized 300,000,000,
  outstanding 16,353,754 shares) .........................         $     16,354
Additional paid-in capital ...............................          261,823,146
Undistributed net investment income ......................              720,973
Accumulated net realized loss
  on investments .........................................           (8,307,635)
Net unrealized appreciation
  of investments .........................................           16,215,971
                                                                   ------------
Net Assets ...............................................         $270,468,809
                                                                   ============

Net Asset Value, Offering and
  Redemption Price, per
  Outstanding Share
  ($270,468,809 / 16,353,754
  shares outstanding) ....................................              $ 16.54
                                                                   ============



Statement of Operations
for the Year Ended March 31, 2001
--------------------------------------------------------------------------------

Investment Income:
Interest ..................................................         $ 6,035,054
Dividend (net of foreign withholding
  tax of $2,663) ..........................................             754,656
                                                                   ------------
      Total Income ........................................           6,789,710
                                                                   ------------
Expenses:
Advisory fee ..............................................           1,984,194
Service and distribution plan fee .........................             763,151
Custodian fees ............................................              73,876
Transfer agent fees .......................................              53,742
Auditing and legal fees ...................................              46,031
Insurance, dues and other .................................              41,414
Printing ..................................................              35,908
Accounting & bookkeeping expense ..........................              32,400
Registration and filing fees ..............................              28,870
Directors' fees and expenses ..............................              23,446
                                                                   ------------
      Total Expenses before
        custody credits ...................................           3,083,032
      Less: custody credits ...............................              (5,330)
                                                                   ------------
      Net Expenses ........................................           3,077,702
                                                                   ------------
Net Investment Income .....................................           3,712,008
                                                                   ------------
Net Realized and Unrealized Loss
  on Investments:
    Net Realized Loss (includes
      $2,427,930 gain on futures
      contracts) ..........................................          (8,042,349)
    Change in Net Unrealized
      Appreciation ........................................         (53,591,408)
                                                                   ------------
Net Realized Loss and Change in
  Net Unrealized Appreciation
  on Investments ..........................................         (61,633,757)
                                                                   ------------
Net Decrease in Net Assets
  from Operations .........................................        $(57,921,749)
                                                                   ============


See Notes to Financial Statements.


--------------------------------------------------------------------------------
14

                                          Value Line Asset Allocation Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended March 31, 2001 and 2000
--------------------------------------------------------------------------------

                                                                                  Year Ended              Year Ended
                                                                                March 31, 2001          March 31, 2000
                                                                                --------------------------------------
Operations:
  Net investment income ...................................................     $   3,712,008            $   4,654,461
  Net realized (loss) gain on investments .................................        (8,042,349)              19,644,832
  Change in net unrealized appreciation ...................................       (53,591,408)              30,989,677
                                                                                --------------------------------------
  Net (decrease) increase in net assets from operations ...................       (57,921,749)              55,288,970
                                                                                --------------------------------------

Distributions to Shareholders:
  Net investment income ...................................................        (5,020,586)              (3,082,826)
  Net realized gain from investment transactions ..........................        (6,343,935)             (15,937,464)
                                                                                --------------------------------------
  Total distributions .....................................................       (11,364,521)             (19,020,290)
                                                                                --------------------------------------

Capital Share Transactions:
  Proceeds from sale of shares ............................................       241,761,377              253,957,020
  Proceeds from reinvestment of distributions to shareholders .............        10,707,813               17,807,565
  Cost of shares repurchased ..............................................      (224,428,949)            (178,850,176)
                                                                                --------------------------------------
  Net increase from capital share transactions ............................        28,040,241               92,914,409
                                                                                --------------------------------------

Total (Decrease) Increase in Net Assets ...................................       (41,246,029)             129,183,089

Net Assets:
  Beginning of year .......................................................       311,714,838              182,531,749
                                                                                --------------------------------------
  End of year .............................................................     $ 270,468,809            $ 311,714,838
                                                                                ======================================

Net undistributed investment income, at end of year .......................     $     720,973            $   2,031,001
                                                                                ======================================


See Notes to Financial Statements.


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Value Line Asset  Allocation  Fund,  Inc. (the "Fund") is  registered  under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Permanent book-tax differences relating to current year dividends paid are reclassified within the composition of net asset accounts. During 2001, the Fund reclassified $1,450 from undistributed investment income to undistributed realized gains. Net investment income, net realized gain, and net assets were not affected by this reclassification.


--------------------------------------------------------------------------------
16

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2001
--------------------------------------------------------------------------------

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised guide will require the Fund to amortize premium and discount on all fixed-income securities. Upon initial adoption, the Fund will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations.

The Fund estimates that the initial adjustment required upon adoption of premium amortization will decrease the recorded cost of its investments (but not their market value) by $24,733. Additionally, had this principle been in effect during the fiscal year ended March 31, 2001 the Fund estimates that net investment income would have decreased by less than 1(cent) per share, and realized and unrealized gain (loss) per share would have increased by the same amount.

(F) Financial Futures Contracts. A financial futures contract is an agreement between two parties to buy or sell financial instruments at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker cash, or U.S. Government securities, equal to the minimum "initial margin" requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

2.   Capital Share Transactions

Transactions in capital stock were as follows:

                                                 Year Ended      Year Ended
                                                  March 31,       March 31,
                                                    2001            2000
                                                ----------------------------
Shares sold ...............................      12,423,940      12,960,862
Shares issued in
  reinvestment of dividends
  and distributions .......................         591,263         928,929
                                                ----------------------------
                                                 13,015,203      13,889,791
Shares repurchased ........................      11,592,696       9,104,678
                                                ----------------------------
Net increase ..............................       1,422,507       4,785,113
                                                ============================

3.   Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                                 Year Ended
                                                                March 31, 2001
                                                                -------------
PURCHASES:
U.S. Treasury and
  U.S. Government Agency
  Obligations ...........................................       $105,118,572
Other Investment Securities .............................        254,157,527
                                                                ------------
                                                                $359,276,099
                                                                ============
SALES:
U.S. Treasury and
  U.S. Government Agency
  Obligations ...........................................       $184,827,034
Other Investment Securities .............................        163,122,482
                                                                ------------
                                                                $347,949,516
                                                                ============

At March 31, 2001, the aggregate cost of investment securities and repurchase agreements for federal income tax purposes was $254,234,014. The aggregate appreciation


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements                                     March 31, 2001
--------------------------------------------------------------------------------

and depreciation of investments at March 31, 2001, based on a comparison of investment values and their costs for federal income tax purposes was $37,969,318 and $21,807,691, respectively, resulting in a net appreciation of $16,161,627.

During the year ended March 31, 2001, as permitted under federal income tax regulations, the Fund elected to defer $4,374,495 of Post-October net capital losses to the next taxable year. For federal income tax purposes, the Fund had a capital loss carryover at March 31, 2001 of $3,878,796 which will expire in 2009. To the extent future capital gains are offset by such capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

4.   Advisory Fees,  Service and Distribution  Plan Fees and  Transactions  With
     Affiliates:

An advisory fee of $1,984,194 was paid or payable to the Adviser for the year ended March 31, 2001. The fee was computed at an annual rate of .65 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended March 31, 2001, fees amounting to $763,151 were paid or payable to the Distributor under this Plan.

For the year ended March 31, 2001, the Fund's expenses were reduced by $5,330 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and a director of the Fund. During the year ended March 31,, 2001, the Fund paid brokerage commissions totaling $159,171 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At March 31, 2001, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 3,897,910 shares of the Fund's capital stock, representing 23.8% of the outstanding shares. In addition, certain officers and directors of the Fund owned 357,823 shares of capital stock, representing 2.2% of the outstanding shares.


--------------------------------------------------------------------------------
18

                                          Value Line Asset Allocation Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                   Years Ended March 31,
                                         ------------------------------------------------------------------------
                                            2001            2000            1999            1998           1997
                                         ------------------------------------------------------------------------
Net asset value,
  beginning of year ..................   $  20.88        $  17.99        $  16.32        $  13.64        $  14.13
                                         ------------------------------------------------------------------------

Income from
  investment operations:
  Net investment income ..............        .23             .33             .03             .22             .30
  Net gains on securities
    (both realized and
    unrealized) ......................      (3.84)           4.04            1.92            4.54            2.15
                                         ------------------------------------------------------------------------
  Total from investment
    operations .......................      (3.61)           4.37            1.95            4.76            2.45
                                         ------------------------------------------------------------------------

Less distributions:
  Dividends from net
    investment income ................       (.32)           (.24)           (.02)           (.26)           (.25)
  Distributions from
    realized gains ...................       (.41)          (1.24)           (.26)          (1.82)          (2.69)
                                         ------------------------------------------------------------------------
  Total distributions ................       (.73)          (1.48)           (.28)          (2.08)          (2.94)
                                         ------------------------------------------------------------------------

Net asset value,
  end of year ........................   $  16.54        $  20.88        $  17.99        $  16.32        $  13.64
                                         ========================================================================
Total return .........................     (17.59%)         25.02%          12.16%          37.36%          17.49%
                                         ========================================================================

Ratios/Supplemental Data:
Net assets, end of year
  (in thousands) .....................   $270,469        $311,715        $182,532        $123,488        $ 74,981
Ratio of operating expenses
  to average net assets ..............       1.01%(2)        1.03%(2)        1.08%(1)        1.15%(1)        1.23%(1)
Ratio of net investment
  income to average
  net assets .........................       1.21%           1.93%           0.30%           1.46%           1.95%
Portfolio turnover rate ..............        123%             72%            129%            139%            192%

(1)  Before offset of custody credits.

(2) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses net of custody credits would have been 1.02% for the year ended March 31, 2000, and unchanged for the year ended March 31, 2001.

See Notes to Financial Statements.


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Value Line Asset Allocation Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Asset Allocation Fund, Inc. (the "Fund") at March 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers  LLP
New York, New York
May 10, 2001

--------------------------------------------------------------------------------
                           Tax Information (unaudited)

     For the taxable year ended March 31, 2001, 18.46% of the ordinary income dividends paid by the Fund qualified for the corporate dividends received deduction available to corporate shareholders.

     The amount of long term capital gain paid by the Fund for the fiscal year ended March 31, 2001 was $5,853,854.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20

INVESTMENT ADVISER                  Value Line, Inc.
                                    220 East 42nd Street
                                    New York, NY 10017-5891

DISTRIBUTOR                         Value Line Securities, Inc.
                                    220 East 42nd Street
                                    New York, NY 10017-5891

CUSTODIAN BANK                      State Street Bank and Trust Co.
                                    225 Franklin Street
                                    Boston, MA 02110

SHAREHOLDER                         State Street Bank and Trust Co.
SERVICING AGENT                     c/o NFDS
                                    P.O. Box 219729
                                    Kansas City, MO 64121-9729

INDEPENDENT                         PricewaterhouseCoopers LLP
ACCOUNTANTS                         1177 Avenue of the Americas
                                    New York, NY 10036

LEGAL COUNSEL                       Peter D. Lowenstein, Esq.
                                    Two Sound View Drive, Suite 100
                                    Greenwich, CT 06830

DIRECTORS                           Jean Bernhard Buttner
                                    John W. Chandler
                                    Frances T. Newton
                                    Francis C. Oakley
                                    David H. Porter
                                    Paul Craig Roberts
                                    Marion N. Ruth
                                    Nancy-Beth Sheerr

OFFICERS                            Jean Bernhard Buttner
                                    Chairman and President
                                    Stephen E. Grant
                                    Vice President
                                    Bruce H. Alston
                                    Vice President
                                    Philip J. Orlando
                                    Vice President
                                    David T. Henigson
                                    Vice President and
                                    Secretary/Treasurer
                                    Stephen La Rosa
                                    Assistant Secretary/Treasurer
                                    Joseph Van Dyke
                                    Assistant Secretary/Treasurer


This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #516880